Convertible Debentures (Details) - Schedule of Current Portion of Convertible Debenture - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Current Portion of Convertible Debenture [Abstract]
Convertible debenture principal	$ 6,327
Unamortized debt discount and issuance costs	(715)
Outstanding balance, Net	5,612
Less: current portion	(1,540)
Long-term portion	$ 4,072